Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2021
Loans
Loans
end of	2Q21	1Q21	4Q20
Loans (CHF million)
Mortgages	112,223	111,678	111,270
Loans collateralized by securities	54,573	56,281	51,789
Consumer finance	6,567	5,889	4,888
Consumer	173,363	173,848	167,947
Real estate	29,464	30,320	29,045
Commercial and industrial loans	73,923	76,528	74,097
Financial institutions	21,016	21,353	19,072
Governments and public institutions	3,584	3,770	3,378
Corporate & institutional	127,987	131,971	125,592
Gross loans	301,350	305,819	293,539
of which held at amortized cost	290,249	293,992	282,131
of which held at fair value	11,101	11,827	11,408
Net (unearned income)/deferred expenses	(94)	(104)	(95)
Allowance for credit losses	(1,412)	(1,527)	(1,536)
Net loans	299,844	304,188	291,908
Gross loans by location (CHF million)
Switzerland	170,902	171,126	168,589
Foreign	130,448	134,693	124,950
Gross loans	301,350	305,819	293,539
Impaired loan portfolio (CHF million)
Non-performing loans	1,896	1,809	1,666
Non-interest-earning loans	383	380	375
Non-accrual loans	2,279	2,189	2,041
Restructured loans	471	472	313
Potential problem loans	406	512	843
Other impaired loans	877	984	1,156
Gross impaired loans [1]	3,156	3,173	3,197
1
As of the end of 2Q21, 1Q21 and 4Q20, CHF 181 million, CHF 176 million and CHF 180 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Bank
Loans
Loans
end of	6M21	2020
Loans (CHF million)
Mortgages	112,223	111,270
Loans collateralized by securities	54,573	51,789
Consumer finance	6,567	4,888
Consumer	173,363	167,947
Real estate	29,464	29,045
Commercial and industrial loans	74,570	74,700
Financial institutions	28,683	26,901
Governments and public institutions	3,584	3,378
Corporate & institutional	136,301	134,024
Gross loans	309,664	301,971
of which held at amortized cost	298,563	290,563
of which held at fair value	11,101	11,408
Net (unearned income)/deferred expenses	(94)	(95)
Allowance for credit losses	(1,411)	(1,535)
Net loans	308,159	300,341
Gross loans by location
Switzerland	178,458	176,312
Foreign	131,206	125,659
Gross loans	309,664	301,971
Impaired loans
Non-performing loans	1,896	1,666
Non-interest-earning loans	371	363
Non-accrual loans	2,267	2,029
Restructured loans	471	313
Potential problem loans	406	843
Other impaired loans	877	1,156
Gross impaired loans [1]	3,144	3,185
1
As of the end of 6M21 and 2020, CHF 181 million and CHF 180 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.